Financial Instruments and Risk Management (Details) - EUR (€) € in Thousands		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount		€ 3,291	€ 10,475
Liabilities, carrying amount		(15,414)	(13,964)
Total carrying amount		(12,123)	(3,489)
Total fair value of asset and liabilities		(765)	(7,651)
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities		(765)	(7,651)
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount		1,147	8,164
Liabilities, carrying amount
Total carrying amount		1,147	8,164
Total fair value of asset and liabilities
Cash And Cash Equivalent [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Cash And Cash Equivalent [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Cash And Cash Equivalent [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount		1,473
Total carrying amount		1,473
Total fair value of asset and liabilities
Trade receivables [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Trade receivables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Trade receivables [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount	[1]	671	2,311
Liabilities, carrying amount	[1]
Total carrying amount	[1]	671	2,311
Total fair value of asset and liabilities	[1]
Other Receivables [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities	[1]
Other Receivables [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities	[1]
Other Receivables [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities	[1]
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		(11,015)	(3,680)
Total carrying amount		(11,015)	(3,680)
Total fair value of asset and liabilities
Trade Payables [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Trade Payables [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Trade Payables [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Warrants [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		(765)	(7,651)
Total carrying amount		(765)	(7,651)
Total fair value of asset and liabilities		(765)	(7,651)
Warrants [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities		(765)	(7,651)
Warrants [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Warrants [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Related parties [member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		(2,113)	(2,468)
Total carrying amount		(2,113)	(2,468)
Total fair value of asset and liabilities
Related parties [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Related parties [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Related parties [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		(1,326)
Total carrying amount		(1,326)
Total fair value of asset and liabilities
Loans And Borrowings [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Loans And Borrowings [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Loans And Borrowings [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount	[2]
Liabilities, carrying amount	[2]	(195)	(165)
Total carrying amount	[2]	(195)	(165)
Total fair value of asset and liabilities	[2]
Other Payables [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities	[2]
Other Payables [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities	[2]
Other Payables [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value of asset and liabilities	[2]

[1]	Prepayments and VAT have been excluded as they are not classified as a financial asset.
[2]	Employment taxes have been excluded as these are statutory liabilities.